Share-based payment (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of stock option activity

Type of award / Grant date	Company	Expected life (years)	Granted	Exercised / canceled / transferred	Replaced
Stock option programs:
August 18, 2011 (A)	Cosan S.A.	1 to 7	4,825,000	(4,825,000)	—
August 18, 2011 (B)	Cosan S.A.	1 to 12	5,000,000	(2,500,000)	(2,500,000)
December 12, 2012 (C)	Cosan S.A.	1 to 7	700,000	(560,000)	(140,000)
April 24, 2013	Cosan S.A.	5 to 7	970,000	(120,000)	(850,000)
April 25, 2014	Cosan S.A.	5 to 7	960,000	(80,000)	(880,000)
August 31, 2015	Cosan S.A.	5 to 7	759,000	(100,000)	(659,000)

			13,214,000	(8,185,000)	(5,029,000)

Summary of Weighted Average Fair Value of Programs Granted and Principal Assumptions used in Applying Black-Scholes Model
The weighted average fair value of the programs granted during the financial years ended December 31, 2019 and 2018 principal assumptions used in applying the Black-Scholes model were as follows:

	Stock grant programs
	Cosan S.A.		Comgás		Rumo S.A.
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Weighted average fair value at grant date	50.88	36.06	78.58	36.37	22.17	13.94
Weighted average of key assumptions
Share price at grant date	50.88	38.61	78.58	54.25	22.17	13.94
Risk-free interest rate	6.82%	15.00%	6.82%	10.56%	6.28%	10.93%
Dividend yield	—	2.86%	—	7.19%	—	—
Volatility factor	36.50%	33.70%	32.80%	32.38%	27.46%	31.91%

Summary of Number and Weighted-average Exercise Prices of Share Options
The movement in the number of awards outstanding and their related weighted-average exercise prices are as follows:

	Stock option programs	Stock grant programs	Total
At December 31, 2018 (i)	6,121,500	5,695,601	11,817,101
Granted	—	957,866	957,866
Vested	(18,261)	(945,169)	(963,430)
Transferred	(2,584,459)	2,584,459	—
Cancelled	(3,518,780)	(790,891)	(4,309,671)

At December 31, 2019	—	7,501,866	7,501,866

(i)	Weighted-average exercise price was 33.77.

Summary of Share-based Compensation Expense
Share-based compensation expense included in the statement of profit and loss for the year ended December 31, 2019 and 2018 was as follows:

	Stock option programs	Stock grant programs	Total
December 31, 2017	5,972	59,967	65,939
December 31, 2018	5,826	52,580	58,406
December 31, 2019 (i)	1,627	94,585	96,212

(i)	There is incremental recognition in profit for the year.

Cosan S.A. Industria e Comercio [member] | Equity-settled plans [member]
Statement [LineItems]
Summary of Share-based Payment Arrangements

Type of award / Grant date	Company	Expected life (years)	Granted	Exercised / canceled / transferred	Available
Stock grant programs
April 27, 2017	Cosan S.A.	5	274,000	(76,990)	197,100
July 31, 2017	Cosan S.A.	5	298,107	(78,948)	219,159
July 31, 2018	Cosan S.A.	5	210,602	—	210,602
July 31, 2019	Cosan S.A.	5	31,031	—	31,031

			813,740	(155,938)	657,892

April 20, 2017	Comgás	5	61,300	(4,725)	56,575
August 12, 2017	Comgás	5	97,780	(6,000)	91,780
August 1, 2018	Comgás	5	96,787	—	96,787
July 31, 2019	Comgás	5	83,683	—	83,683

			339,550	(10,725)	328,825

October 1, 2015	Rumo S.A.	5	1,485,900	(214,000)	1,271,900
January 2, 2017	Rumo S.A.	5	1,476,000	(185,700)	1,290,300
September 1, 2017	Rumo S.A.	5	870,900	(120,200)	750,700
August 1, 2018	Rumo S.A.	5	1,149,544	(75,821)	1,073,723
August 15, 2019	Rumo S.A.	5	843,152	(1,589)	841,563

			5,825,496	(597,310)	5,228,186

August 18, 2017 (i)	Cosan Limited	5	3,530,163	(3,530,163)	—

Stock grant - Modification
August 18, 2011 (B) (ii)	Cosan S.A.	1 to 12	1,501,626	(1,050,752)	450,874
December 12, 2012 (C)	Cosan S.A.	1 to 7	24,647	(24,647)	—
April 24, 2013	Cosan S.A.	5 to 7	122,123	(107,223)	14,900
April 25, 2014	Cosan S.A.	5 to 7	283,808	(251,552)	32,256
August 31, 2015	Cosan S.A.	5 to 7	463,906	(157,242)	306,664

			2,396,110	(1,591,416)	804,694

August 18, 2011 (B)	Cosan Logística	1 to 12	162,464	(79,448)	83,016
December 12, 2012 (C)	Cosan Logística	1 to 7	277	(277)	—
April 24, 2013	Cosan Logística	5 to 7	1,926	(1,059)	867
April 25, 2014	Cosan Logística	5 to 7	23,682	(12,966)	10,716

			188,349	(93,750)	94,599
Cash-settled transactions
September 21, 2017	Cosan Limited	5	255,000	—	255,000

July 31, 2019	Moove	5	132,670	—	132,670

Total			13,481,078	(5,979,302)	7,501,866

(i)
There were 650,000 shares were granted to new members in the year ended December 31, 2019. In addition, 1,606,531 shares were exercised, of which 1,476,531 to members already participating in the plan and 130,000 to the member of said shares granted in the period.

(ii)	There was a settlement of 661,620 cash shares in the amount of R$45,777 and delivery of 243,660 shares with impact on shareholders’ equity in the amount of R$14,320.